HEDGE ACCOUNTING - Financial instruments for hedging - assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Assets	$ 236,558	$ 54,019
Liabilities	34,842	21,658
Forward contract [member]
Disclosure of financial liabilities [line items]
Assets	637	10,642
Liabilities	9,741	5,250
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Assets	78	10,623
Liabilities	9,741	5,185
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Assets	559	19
Liabilities		65
Swap contract [member]
Disclosure of financial liabilities [line items]
Assets	235,921	43,377
Liabilities	25,101	16,408
Interest rate swap
Disclosure of financial liabilities [line items]
Assets	235,921	43,377
Liabilities	$ 25,101	$ 16,408